INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Income Taxes Tables Abstract
Federal income tax rate
	2018	2017
Income tax provision at the federal statutory rate	21%	35%
Effect on operating losses	(21%)	(35%)
	-	-

	2017	2018
Income tax provision at the federal statutory rate	35%	21%
Effect on operating losses	(35%)	(21%)
	-	-

Schedule of deferred tax assets
	November 30,
	2018	2017
Net operating loss carry forward	$1,097,175	$36,243
Valuation allowance	(1,097,175)	(36,243)
Net deferred tax asset	$-	$-

	August 31,
	2018	2017
Net operating loss carry forward	$993,192	$13,476
Valuation allowance	(993,192)	(13,476)
Net deferred tax asset	$-	$-

Schedule of effective income tax rate reconciliation
	November 30,
	2018	2017
Tax at statutory rate	$19,196	$7,968
Increase in valuation allowance	(19,196)	(7,968)
Net deferred tax asset	$-	$-

	August 31,
	2018	2017
Tax at statutory rate	$204,860	$4,717
Increase in valuation allowance	(204,860)	(4,717)
Net deferred tax asset	$-	$-